Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB Active ETFs, Inc.
-AB US High Dividend ETF
(Ticker: HIDV)
-AB US Large Cap Strategic Equities ETF
(Ticker: LRGC)
-AB US Low Volatility Equity ETF
(Ticker: LOWV)
(the “Funds”)
Supplement dated May 9, 2025 to the Prospectus and Summary Prospectuses (the “Prospectus”) dated March 31, 2025 of the Funds.
*  *  *
At meetings held on May 6‑8, 2025, AllianceBernstein L.P., the Funds’ investment adviser recommended, and the Funds’ Board of Directors approved, amendments to the investment advisory agreements for the Funds that reduce the Funds’ management fees, effective May 9, 2025. Effective May 9, 2025, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” table under the heading “Fees and Expenses of the Fund”:
AB US High Dividend ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.35	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.35%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$36
After 3 Years	$113
After 5 Years	$197
After 10 Years	$443
AB US Large Cap Strategic Equities ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.39	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.39%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$40
After 3 Years	$125
After 5 Years	$219
After 10 Years	$493
AB US Low Volatility Equity ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.39	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.39%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$40
After 3 Years	$125
After 5 Years	$219
After 10 Years	$493
* * * * *

AB US High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB Active ETFs, Inc.
-AB US High Dividend ETF
(Ticker: HIDV)
(the “Funds”)
Supplement dated May 9, 2025 to the Prospectus and Summary Prospectuses (the “Prospectus”) dated March 31, 2025 of the Funds.
*  *  *
At meetings held on May 6‑8, 2025, AllianceBernstein L.P., the Funds’ investment adviser recommended, and the Funds’ Board of Directors approved, amendments to the investment advisory agreements for the Funds that reduce the Funds’ management fees, effective May 9, 2025. Effective May 9, 2025, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” table under the heading “Fees and Expenses of the Fund”:
AB US High Dividend ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.35	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.35%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$36
After 3 Years	$113
After 5 Years	$197
After 10 Years	$443
* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AB US High Dividend ETF | AB US High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
After 1 Year	rr_ExpenseExampleYear01	$ 36
After 3 Years	rr_ExpenseExampleYear03	113
After 5 Years	rr_ExpenseExampleYear05	197
After 10 Years	rr_ExpenseExampleYear10	$ 443
AB US Large Cap Strategic Equities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB Active ETFs, Inc.
-AB US Large Cap Strategic Equities ETF
(Ticker: LRGC)
(the “Funds”)
Supplement dated May 9, 2025 to the Prospectus and Summary Prospectuses (the “Prospectus”) dated March 31, 2025 of the Funds.
*  *  *
At meetings held on May 6‑8, 2025, AllianceBernstein L.P., the Funds’ investment adviser recommended, and the Funds’ Board of Directors approved, amendments to the investment advisory agreements for the Funds that reduce the Funds’ management fees, effective May 9, 2025. Effective May 9, 2025, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” table under the heading “Fees and Expenses of the Fund”:
AB US Large Cap Strategic Equities ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.39	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.39%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$40
After 3 Years	$125
After 5 Years	$219
After 10 Years	$493
* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AB US Large Cap Strategic Equities ETF | AB US Large Cap Strategic Equities ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
After 1 Year	rr_ExpenseExampleYear01	$ 40
After 3 Years	rr_ExpenseExampleYear03	125
After 5 Years	rr_ExpenseExampleYear05	219
After 10 Years	rr_ExpenseExampleYear10	$ 493
AB US Low Volatility Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AB Active ETFs, Inc.
-AB US Low Volatility Equity ETF
(Ticker: LOWV)
(the “Funds”)
Supplement dated May 9, 2025 to the Prospectus and Summary Prospectuses (the “Prospectus”) dated March 31, 2025 of the Funds.
*  *  *
At meetings held on May 6‑8, 2025, AllianceBernstein L.P., the Funds’ investment adviser recommended, and the Funds’ Board of Directors approved, amendments to the investment advisory agreements for the Funds that reduce the Funds’ management fees, effective May 9, 2025. Effective May 9, 2025, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” table under the heading “Fees and Expenses of the Fund”:
AB US Low Volatility Equity ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(a)	.39	%(b)
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	.00%

Total Annual Fund Operating Expenses	.39%

(a)	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
(b)
The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 Year	$40
After 3 Years	$125
After 5 Years	$219
After 10 Years	$493
* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AB US Low Volatility Equity ETF | AB US Low Volatility Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
After 1 Year	rr_ExpenseExampleYear01	$ 40
After 3 Years	rr_ExpenseExampleYear03	125
After 5 Years	rr_ExpenseExampleYear05	219
After 10 Years	rr_ExpenseExampleYear10	$ 493

[1]	Management Fees have been restated to reflect a contractual reduction in management fees effective May 9, 2025.
[2]	The Fund’s investment advisory agreement provides that AllianceBernstein L.P. (the “Adviser”) will pay substantially all expenses of the Fund (including expenses of AB Active ETFs, Inc. relating to the Fund), except for the advisory fees, payments under the Fund’s 12b‑1 plan (if any), interest expenses, taxes, acquired fund fees and expenses (other than fees and expenses for funds advised by the Adviser and/or its affiliates), and litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non‑operating expenses, including brokerage commissions.